Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 61.1%
Aerospace & Defense - 1.5%
Howmet Aerospace, Inc.	29,239	$ 8,253,000
RTX Corp.	47,827	10,293,327
Textron, Inc.	17,716	1,510,466
TransDigm Group, Inc.	2,192	2,749,601
		22,806,394
Air Freight & Logistics - 0.2%
FedEx Corp.	8,560	2,631,344
Automobile Components - 0.0% *
Aptiv PLC (A)	7,312	412,909
Automobiles - 0.7%
Tesla, Inc. (A)	34,404	10,706,869
Banks - 2.1%
Bank of America Corp.	169,750	10,516,013
Citigroup, Inc.	42,276	5,599,456
Fifth Third Bancorp	66,908	3,780,302
U.S. Bancorp	71,712	4,518,573
Wells Fargo & Co.	88,774	7,674,512
		32,088,856
Beverages - 0.7%
Keurig Dr. Pepper, Inc.	71,874	2,236,719
PepsiCo, Inc.	56,545	7,891,420
		10,128,139
Biotechnology - 1.3%
AbbVie, Inc.	41,487	10,410,748
Neurocrine Biosciences, Inc. (A)	4,557	760,108
Regeneron Pharmaceuticals, Inc.	6,050	4,613,911
Vertex Pharmaceuticals, Inc. (A)	6,506	3,104,012
		18,888,779
Broadline Retail - 2.9%
Amazon.com, Inc. (A)	161,328	43,813,458
Building Products - 0.6%
Masco Corp.	15,566	1,112,658
Trane Technologies PLC	18,754	8,532,132
		9,644,790
Capital Markets - 1.1%
Blackstone, Inc.	14,395	1,838,961
Charles Schwab Corp.	68,833	7,243,985
CME Group, Inc.	1,794	480,416
Intercontinental Exchange, Inc.	10,058	1,533,644
Morgan Stanley	25,072	5,275,650
		16,372,656
Chemicals - 0.8%
Ecolab, Inc.	21,844	6,064,550
Linde PLC	6,872	3,287,427
PPG Industries, Inc.	18,029	1,992,565
		11,344,542
Communications Equipment - 0.5%
Arista Networks, Inc. (A)	23,372	4,215,140
	Shares	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
Ciena Corp. (A)	2,029	$ 765,035
Cisco Systems, Inc.	17,802	2,064,854
		7,045,029
Construction & Engineering - 0.1%
Comfort Systems USA, Inc.	503	870,034
Quanta Services, Inc.	1,352	902,271
		1,772,305
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	2,570	1,349,610
Vulcan Materials Co.	6,149	1,651,437
		3,001,047
Consumer Finance - 0.5%
American Express Co.	11,604	3,901,845
Capital One Financial Corp.	19,712	4,120,005
		8,021,850
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp.	2,440	2,322,612
Walmart, Inc.	48,802	5,426,782
		7,749,394
Containers & Packaging - 0.0% *
Ball Corp.	3,777	245,127
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	254,190	5,909,918
Space Exploration Technologies Corp., Class A (A)(B)	5,520	598,202
Verizon Communications, Inc.	34,068	1,594,723
		8,102,843
Electric Utilities - 1.0%
Entergy Corp.	34,898	3,755,723
NextEra Energy, Inc.	88,320	7,676,774
Southern Co.	38,420	3,632,227
		15,064,724
Electrical Equipment - 0.7%
Eaton Corp. PLC	10,328	4,288,186
Emerson Electric Co.	2,407	360,617
GE Vernova, Inc.	2,732	2,705,472
Vertiv Holdings Co., Class A	16,046	3,876,232
		11,230,507
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	36,672	5,893,191
Coherent Corp. (A)	1,509	396,701
Corning, Inc.	17,929	2,478,684
		8,768,576
Energy Equipment & Services - 0.2%
Baker Hughes Co.	61,358	3,711,545
Entertainment - 0.5%
Netflix, Inc. (A)	34,712	2,489,198
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Entertainment (continued)
Walt Disney Co.	50,480	$ 4,855,671
Warner Music Group Corp., Class A	22,888	594,172
		7,939,041
Financial Services - 3.0%
Affirm Holdings, Inc. (A)	34,538	2,469,812
Apollo Global Management, Inc.	13,416	1,684,915
Berkshire Hathaway, Inc., Class B (A)	22,934	11,731,658
Corpay, Inc. (A)	10,454	3,994,578
Fidelity National Information Services, Inc.	49,802	2,229,636
Mastercard, Inc., Class A	20,815	11,929,077
Toast, Inc., Class A (A)	44,459	1,434,692
Visa, Inc., Class A	24,561	8,992,519
WEX, Inc. (A)	2,029	379,342
		44,846,229
Food Products - 0.3%
Mondelez International, Inc., Class A	80,609	5,022,747
Ground Transportation - 0.2%
FedEx Freight Holding Co., Inc. (A)	4,280	601,468
Union Pacific Corp.	8,569	2,503,262
		3,104,730
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (A)	54,527	2,548,047
Dexcom, Inc. (A)	5,456	455,303
Edwards Lifesciences Corp. (A)	40,945	3,524,136
Medtronic PLC	33,988	2,902,235
Stryker Corp.	16,245	5,290,997
		14,720,718
Health Care Providers & Services - 1.0%
Cencora, Inc.	5,484	1,707,389
Cigna Group	10,852	3,028,251
Humana, Inc.	5,446	1,981,581
McKesson Corp.	2,556	2,188,422
UnitedHealth Group, Inc.	16,598	6,878,211
		15,783,854
Health Care REITs - 0.6%
Ventas, Inc.	53,842	5,034,766
Welltower, Inc.	15,257	3,576,851
		8,611,617
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.	15,450	2,980,305
Carnival Corp. Ltd.	83,086	2,310,622
Chipotle Mexican Grill, Inc. (A)	119,816	4,459,552
DoorDash, Inc., Class A (A)	10,984	2,154,621
Expedia Group, Inc.	7,400	2,181,076
Hilton Worldwide Holdings, Inc.	12,991	4,163,486
McDonald's Corp.	22,486	6,085,611
Yum! Brands, Inc.	21,608	3,312,074
		27,647,347
Household Durables - 0.0% *
Lennar Corp., Class A	7,332	603,790
	Shares	Value
COMMON STOCKS (continued)
Household Products - 0.1%
Church & Dwight Co., Inc.	13,434	$ 1,327,413
Kimberly-Clark Corp.	7,276	795,340
		2,122,753
Industrial Conglomerates - 0.5%
3M Co.	46,339	8,168,639
Insurance - 1.1%
Aon PLC, Class A	19,086	6,881,457
Arch Capital Group Ltd. (A)	12,130	1,219,429
Arthur J Gallagher & Co.	20,740	5,172,971
Chubb Ltd.	2,612	915,976
MetLife, Inc.	4,677	449,600
Progressive Corp.	9,096	1,923,076
		16,562,509
Interactive Media & Services - 4.8%
Alphabet, Inc., Class A	86,843	30,927,397
Alphabet, Inc., Class C	62,535	22,303,108
Meta Platforms, Inc., Class A	33,911	18,878,593
		72,109,098
IT Services - 0.5%
Accenture PLC, Class A	29,394	4,877,052
Cognizant Technology Solutions Corp., Class A	25,099	1,389,230
International Business Machines Corp.	2,677	598,711
		6,864,993
Life Sciences Tools & Services - 0.4%
Danaher Corp.	3,199	623,741
IQVIA Holdings, Inc. (A)	3,156	741,723
Thermo Fisher Scientific, Inc.	3,620	2,078,966
Waters Corp. (A)	5,302	2,000,498
		5,444,928
Machinery - 0.7%
Caterpillar, Inc.	642	523,108
Deere & Co.	9,078	5,380,258
Dover Corp.	15,667	3,205,782
Ingersoll Rand, Inc.	16,324	1,361,095
		10,470,243
Media - 0.1%
Omnicom Group, Inc.	12,447	979,579
Metals & Mining - 0.1%
Newmont Corp.	15,654	1,466,936
Nucor Corp.	713	183,448
		1,650,384
Multi-Utilities - 0.3%
Sempra	44,259	3,919,134
Oil, Gas & Consumable Fuels - 1.8%
ConocoPhillips	32,248	3,885,239
Devon Energy Corp.	11,371	513,173
Diamondback Energy, Inc.	8,568	1,738,876
EOG Resources, Inc.	48,047	7,144,108
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	25,728	$ 1,371,045
ExxonMobil Holdings Corp.	81,118	12,608,982
		27,261,423
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	14,453	1,263,770
United Airlines Holdings, Inc. (A)	6,794	824,316
		2,088,086
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	85,896	5,609,868
Eli Lilly & Co.	9,781	11,236,804
Johnson & Johnson	45,162	11,577,278
Merck & Co., Inc.	3,419	445,154
		28,869,104
Professional Services - 0.1%
Leidos Holdings, Inc.	18,808	2,174,205
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	25,900	1,685,313
Semiconductors & Semiconductor Equipment - 10.6%
Advanced Micro Devices, Inc. (A)	24,531	11,680,436
Analog Devices, Inc.	12,723	4,674,557
Applied Materials, Inc.	5,196	2,637,853
Broadcom, Inc.	73,021	28,425,615
Intel Corp. (A)	44,633	4,025,897
Lam Research Corp.	33,730	9,883,565
Marvell Technology, Inc.	1,535	287,905
Micron Technology, Inc.	17,940	14,765,158
NVIDIA Corp.	373,727	75,025,695
NXP Semiconductors NV	17,925	4,107,693
Texas Instruments, Inc.	20,356	5,612,963
		161,127,337
Software - 5.3%
AppLovin Corp., Class A (A)	3,371	1,334,579
Autodesk, Inc. (A)	8,750	2,049,250
Cadence Design Systems, Inc. (A)	7,218	2,454,264
Crowdstrike Holdings, Inc., Class A (A)	6,901	1,317,125
Fortinet, Inc. (A)	9,469	1,533,505
Intuit, Inc.	5,404	1,708,042
Microsoft Corp.	119,375	55,475,950
Oracle Corp.	35,551	4,617,008
Palantir Technologies, Inc., Class A (A)	27,244	3,352,647
Palo Alto Networks, Inc. (A)	6,886	2,284,981
Roper Technologies, Inc.	1,416	555,030
Salesforce, Inc.	2,672	491,701
ServiceNow, Inc. (A)	34,724	3,862,351
		81,036,433
Specialized REITs - 0.4%
American Tower Corp.	6,952	1,205,199
Equinix, Inc.	3,969	4,045,522
SBA Communications Corp.	4,852	878,115
		6,128,836
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.2%
AutoZone, Inc. (A)	891	$ 2,687,479
Burlington Stores, Inc. (A)	8,986	3,311,161
Lowe's Cos., Inc.	31,778	6,603,786
Ross Stores, Inc.	19,711	4,948,841
		17,551,267
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	201,214	62,157,017
Dell Technologies, Inc., Class C	1,771	717,910
Hewlett Packard Enterprise Co.	42,735	2,047,006
Sandisk Corp. (A)	1,025	1,245,201
Seagate Technology Holdings PLC	6,538	5,597,378
Western Digital Corp.	9,614	5,238,092
		77,002,604
Tobacco - 0.6%
Altria Group, Inc.	23,685	1,618,396
Philip Morris International, Inc.	36,094	6,887,457
		8,505,853
Trading Companies & Distributors - 0.2%
United Rentals, Inc.	2,122	2,290,190
Water Utilities - 0.0% *
American Water Works Co., Inc.	3,642	488,647
Total Common Stocks (Cost $421,272,168)		926,333,314

	Principal	Value
CORPORATE DEBT SECURITIES - 13.0%
Aerospace & Defense - 0.4%
Boeing Co.
3.50%, 03/01/2039	$ 1,248,000	995,966
5.81%, 05/01/2050	948,000	895,479
6.86%, 05/01/2054	406,000	434,934
General Electric Co.
4.13%, 10/09/2042	394,000	323,174
4.50%, 03/11/2044	663,000	569,503
5.88%, 01/14/2038	175,000	181,889
HEICO Corp.
5.35%, 08/01/2033	950,000	950,319
Hexcel Corp.
4.90%, 05/15/2031	908,000	896,769
		5,248,033
Automobile Components - 0.0% *
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031 (C)	198,000	196,244
ZF North America Capital, Inc.
6.88%, 04/23/2032 (C)	478,000	469,620
		665,864
Automobiles - 0.3%
General Motors Financial Co., Inc.
5.10%, 09/15/2031	770,000	765,419
6.15%, 07/15/2035	587,000	600,567
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
Hyundai Capital America
5.40%, 06/23/2032 (C)	$ 1,460,000	$ 1,465,352
Stellantis Financial Services U.S. Corp.
5.80%, 06/15/2031 (C)	1,370,000	1,343,985
		4,175,323
Banks - 1.7%
Bank of America Corp.
Fixed until 02/06/2036, 5.05% (D), 02/06/2037	1,692,000	1,629,357
Fixed until 09/15/2028, 5.82% (D), 09/15/2029	3,014,000	3,074,761
Barclays PLC
Fixed until 02/24/2036, 5.21% (D), 02/24/2037	1,783,000	1,696,626
CaixaBank SA
Fixed until 09/13/2033, 6.84% (D), 09/13/2034 (C)	1,896,000	2,034,465
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (D), 03/12/2031	1,277,000	1,262,430
First-Citizens Bank & Trust Co.
Fixed until 07/13/2028, 5.10% (D), 07/13/2029	693,000	691,269
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (D), 10/21/2032	1,296,000	1,138,615
Fixed until 01/21/2036, 5.07% (D), 01/21/2037	945,000	900,068
Fixed until 02/02/2036, 5.39% (D), 02/02/2041	1,333,000	1,262,684
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (D), 11/21/2033 (B)(C)	1,099,000	1,254,293
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (D), 01/23/2030	1,192,000	1,195,301
Fixed until 04/23/2036, 5.15% (D), 04/23/2037	1,307,000	1,267,350
Fixed until 02/05/2036, 5.19% (D), 02/05/2037	1,245,000	1,195,596
Fixed until 10/23/2028, 6.09% (D), 10/23/2029	369,000	378,910
Morgan Stanley
Fixed until 03/12/2031, 4.71% (D), 03/12/2032	1,799,000	1,758,199
Fixed until 04/10/2036, 5.30% (D), 04/10/2037	460,000	446,416
Fixed until 01/18/2036, 5.31% (D), 01/18/2041	1,198,000	1,135,389
Fixed until 04/19/2034, 5.83% (D), 04/19/2035	901,000	917,724
UBS Group AG
Fixed until 08/10/2031, 4.59% (D), 08/10/2032 (C)	730,000	708,474
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (D), 01/24/2031	$ 933,000	$ 939,179
Fixed until 04/23/2035, 5.61% (D), 04/23/2036	1,141,000	1,148,006
		26,035,112
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	971,000	785,613
Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	438,000	307,239
5.60%, 03/02/2043	555,000	531,975
CSL Finance PLC
4.63%, 04/27/2042 (C)	644,000	551,579
Gilead Sciences, Inc.
5.10%, 06/15/2035	853,000	844,121
Royalty Pharma PLC
5.20%, 09/25/2035	601,000	585,186
5.40%, 09/02/2034	815,000	810,257
		3,630,357
Building Products - 0.1%
Vulcan Materials Co.
5.35%, 12/01/2034	826,000	822,983
Capital Markets - 0.2%
Ares Capital Corp.
5.25%, 04/12/2031	1,491,000	1,440,948
Ares Strategic Income Fund
5.45%, 09/09/2028	534,000	530,868
Blackstone Secured Lending Fund
5.25%, 09/04/2029	896,000	881,472
Goldman Sachs Private Credit Corp.
6.15%, 06/16/2031 (C)	689,000	680,078
		3,533,366
Chemicals - 0.1%
CF Industries, Inc.
5.30%, 11/26/2035	1,247,000	1,219,029
OCP SA
6.75%, 05/02/2034 (C)	482,000	494,517
Westlake Corp.
5.55%, 11/15/2035 (B)	390,000	378,511
		2,092,057
Commercial Services & Supplies - 0.6%
ADT Security Corp.
4.13%, 08/01/2029 (C)	915,000	876,447
Ashtead Capital, Inc.
5.55%, 05/30/2033 (C)	1,083,000	1,078,584
Element Fleet Management Corp.
5.04%, 03/25/2030 (C)	1,610,000	1,602,962
Equifax, Inc.
5.65%, 08/15/2033	300,000	300,985
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
ERAC USA Finance LLC
5.25%, 04/30/2036 (C)	$ 819,000	$ 801,239
Experian Finance U.S., Inc.
5.35%, 08/24/2036 (C)	1,200,000	1,164,881
Herc Holdings, Inc.
7.00%, 06/15/2030 (C)	625,000	644,543
Quanta Services, Inc.
2.90%, 10/01/2030	878,000	808,650
5.25%, 08/09/2034	51,000	50,380
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	376,000	363,818
Veralto Corp.
5.45%, 09/18/2033	917,000	924,453
		8,616,942
Communications Equipment - 0.3%
NTT Finance Corp.
4.62%, 07/16/2028 (C)	643,000	640,272
Orange SA
4.75%, 01/13/2033 (C)	532,000	513,961
T-Mobile USA, Inc.
3.50%, 04/15/2031	692,000	645,520
3.88%, 04/15/2030	573,000	550,318
5.00%, 02/15/2036	1,282,000	1,214,866
Verizon Communications, Inc.
2.99%, 10/30/2056	1,383,000	755,736
4.75%, 01/15/2033	546,000	528,870
		4,849,543
Construction & Engineering - 0.0% *
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (C)	566,000	574,773
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (C)	1,074,000	929,350
Containers & Packaging - 0.0% *
Sonoco Products Co.
5.75%, 11/01/2040 (B)	633,000	625,451
Diversified REITs - 0.3%
American Tower Trust #1
3.65%, 03/15/2048 (C)	508,000	498,574
GLP Capital LP/GLP Financing II, Inc.
5.63%, 03/01/2036	929,000	890,761
Safehold GL Holdings LLC
6.10%, 04/01/2034 (B)	806,000	830,661
SBA Tower Trust
1.63%, 05/15/2051 (C)	1,011,000	1,002,053
VICI Properties LP
4.95%, 02/15/2030	1,026,000	1,014,339
WP Carey, Inc.
5.20%, 09/15/2036	870,000	839,380
		5,075,768
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 1.1%
AEP Transmission Co. LLC
5.25%, 06/01/2036	$ 2,841,000	$ 2,794,408
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (C)	920,810	912,983
Duke Energy Corp.
3.75%, 09/01/2046	1,352,000	967,457
4.95%, 09/15/2035	1,388,000	1,329,990
Duke Energy Indiana LLC
4.95%, 03/15/2036	308,000	296,312
Duke Energy Progress LLC
3.60%, 09/15/2047	1,141,000	802,977
Edison International
4.80%, 03/15/2031	1,430,000	1,382,777
Generadora de Gatun SA
6.87%, 09/30/2044 (C)	464,000	464,929
NRG Energy, Inc.
6.00%, 02/01/2033 (C)	188,000	187,435
Pacific Gas & Electric Co.
2.50%, 02/01/2031	952,000	849,315
Public Service Enterprise Group, Inc.
4.80%, 06/15/2031	1,774,000	1,752,016
Sempra
Fixed until 01/01/2031, 6.38% (D), 04/01/2056	1,732,000	1,737,374
Vistra Operations Co. LLC
5.25%, 10/15/2035 (C)	1,481,000	1,411,748
5.35%, 01/31/2036 (C)	1,060,000	1,014,559
6.88%, 04/15/2032 (C)	929,000	959,554
		16,863,834
Electrical Equipment - 0.0% *
WESCO Distribution, Inc.
5.25%, 04/15/2031 (C)	128,000	125,868
Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc.
5.88%, 04/10/2034	647,000	653,979
Hubbell, Inc.
4.80%, 11/15/2035	1,111,000	1,054,545
Keysight Technologies, Inc.
4.95%, 10/15/2034	1,230,000	1,189,099
Sensata Technologies, Inc.
4.38%, 02/15/2030 (C)	826,000	796,522
Tyco Electronics Group SA
5.00%, 05/09/2035	1,100,000	1,069,283
		4,763,428
Energy Equipment & Services - 0.0% *
Oceaneering International, Inc.
6.88%, 07/15/2034 (C)	399,000	408,262
Financial Services - 0.5%
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (C)	1,357,000	1,379,004
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (D), 09/11/2036	$ 1,548,000	$ 1,481,835
Fixed until 07/26/2034, 5.88% (D), 07/26/2035	1,330,000	1,344,043
Gabx Leasing LLC
5.30%, 04/15/2036 (C)	565,000	546,174
Rocket Cos., Inc.
6.13%, 08/01/2030 (C)	808,000	814,550
UWM Holdings LLC
6.25%, 03/15/2031 (C)	867,000	773,579
6.63%, 02/01/2030 (C)	646,000	599,259
		6,938,444
Food Products - 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.75%, 03/31/2034 (C)	1,099,000	1,021,786
6.25%, 03/15/2033 (C)	153,000	148,191
BAT Capital Corp.
4.54%, 08/15/2047	1,081,000	855,503
5.63%, 08/15/2035 (B)	1,380,000	1,401,123
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	1,345,000	1,313,856
Cargill, Inc.
5.13%, 02/11/2035 (C)	814,000	810,038
Imperial Brands Finance PLC
4.88%, 02/07/2032 (C)	1,000,000	980,155
5.63%, 07/01/2035 (C)	1,105,000	1,091,915
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	1,453,000	1,417,538
Kraft Heinz Foods Co.
5.20%, 07/15/2045	981,000	843,728
Kroger Co.
5.00%, 09/15/2034	504,000	488,472
Philip Morris International, Inc.
4.63%, 10/29/2035	1,426,000	1,346,378
Pilgrim's Pride Corp.
6.88%, 05/15/2034	727,000	774,015
		12,492,698
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
4.75%, 03/15/2038	757,000	712,010
Baxter International, Inc.
5.65%, 12/15/2035	728,000	711,508
Medline Borrower LP/Medline Co-Issuer, Inc.
5.25%, 06/15/2033 (B)(C)	963,000	947,277
VSP Optical Group, Inc.
5.65%, 06/01/2036 (C)	1,186,000	1,176,574
		3,547,369
Health Care Providers & Services - 0.5%
Cigna Group
2.40%, 03/15/2030	627,000	575,311
5.25%, 01/15/2036	987,000	967,835
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA, Inc.
4.90%, 11/15/2035	$ 1,158,000	$ 1,095,797
6.00%, 04/01/2054	636,000	596,686
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (C)	956,000	875,038
Humana, Inc.
Fixed until 06/15/2031, 6.63% (D), 09/15/2056	1,012,000	995,779
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	444,000	418,542
4.80%, 10/01/2034	1,142,000	1,094,850
UnitedHealth Group, Inc.
5.15%, 07/15/2034	694,000	688,396
		7,308,234
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. Ltd.
5.75%, 08/01/2032 (C)	514,000	509,263
6.13%, 02/15/2033 (C)	973,000	973,048
Hyatt Hotels Corp.
5.40%, 12/15/2035	698,000	679,761
Marriott International, Inc.
5.10%, 05/01/2038	879,000	824,253
MGM Resorts International
6.13%, 09/15/2029	898,000	903,528
Royal Caribbean Cruises Ltd.
5.25%, 02/27/2038	1,215,000	1,141,205
		5,031,058
Insurance - 0.4%
Brown & Brown, Inc.
5.25%, 06/23/2032	302,000	298,337
5.55%, 06/23/2035	1,165,000	1,142,361
Constellation Insurance, Inc.
6.80%, 01/24/2030 (C)	1,642,000	1,623,805
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (C)	398,000	405,378
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050	1,359,000	1,254,574
Fixed until 09/15/2027, 4.50% (D), 09/15/2047	186,000	183,659
Fixed until 09/15/2028, 5.70% (D), 09/15/2048	405,000	405,424
		5,313,538
Internet & Catalog Retail - 0.4%
AppLovin Corp.
5.50%, 12/01/2034	804,000	791,876
Booking Holdings, Inc.
5.38%, 05/07/2036	299,000	294,440
Expedia Group, Inc.
5.40%, 02/15/2035 (B)	1,112,000	1,082,285
Meta Platforms, Inc.
4.55%, 05/15/2031	1,047,000	1,021,739
5.25%, 05/15/2036	1,439,000	1,379,667
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail (continued)
Uber Technologies, Inc.
4.80%, 09/15/2034	$ 523,000	$ 500,671
5.35%, 09/15/2054	633,000	559,938
		5,630,616
IT Services - 0.1%
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	996,000	946,687
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	1,299,000	1,244,622
		2,191,309
Machinery - 0.1%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,364,000	1,292,632
Ingersoll Rand, Inc.
5.45%, 06/15/2034	613,000	615,957
		1,908,589
Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/2048	724,000	569,884
Comcast Corp.
2.94%, 11/01/2056	800,000	404,108
NBCUniversal Media LLC
4.45%, 01/15/2043	380,000	325,561
Space Exploration Technologies Corp.
5.88%, 07/15/2036 (C)	1,624,000	1,516,952
		2,816,505
Metals & Mining - 0.2%
Anglo American Capital PLC
4.50%, 03/15/2028 (C)	1,293,000	1,286,007
Glencore Funding LLC
2.63%, 09/23/2031 (C)	917,000	810,925
5.20%, 07/01/2033 (C)	800,000	788,170
		2,885,102
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
5.88%, 08/15/2029 (C)	447,000	447,749
6.00%, 04/15/2030 (C)	408,000	409,048
		856,797
Office REITs - 0.1%
Boston Properties LP
5.75%, 01/15/2035	696,000	690,891
Oil, Gas & Consumable Fuels - 1.2%
Diamondback Energy, Inc.
5.40%, 04/18/2034	1,068,000	1,064,654
Ecopetrol SA
7.75%, 02/01/2032	711,000	734,150
Enbridge, Inc.
4.90%, 06/20/2030	753,000	751,391
5.45%, 03/27/2036	362,000	358,176
5.63%, 04/05/2034	887,000	897,529
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc. (continued)
Fixed until 04/15/2030, 5.75% (D), 07/15/2080	$ 582,000	$ 580,987
Fixed until 10/15/2028, 8.25% (D), 01/15/2084	1,131,000	1,189,926
Energy Transfer LP
5.15%, 02/01/2043	628,000	547,671
5.55%, 02/15/2028	371,000	375,557
5.95%, 10/01/2043	416,000	394,231
Equinor ASA
4.75%, 11/14/2035	1,715,000	1,640,092
Esentia Energy Development SAB de CV
6.13%, 07/30/2033 (C)	200,000	195,680
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (C)	446,000	443,154
Hess Midstream Operations LP
6.50%, 06/01/2029 (C)	496,000	504,415
ONEOK, Inc.
6.10%, 11/15/2032	1,077,000	1,118,497
Petroleos Mexicanos
6.50%, 01/23/2029	385,000	390,467
6.84%, 01/23/2030	892,000	905,367
7.69%, 01/23/2050	95,000	84,744
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	750,000	744,434
Saudi Arabian Oil Co.
5.00%, 02/02/2036 (C)	1,190,000	1,143,146
Sunoco LP
5.63%, 03/15/2031 (C)	204,000	201,350
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	1,251,000	1,213,177
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036	844,000	817,210
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (C)	1,482,000	1,642,429
Western Midstream Operating LP
6.15%, 04/01/2033	758,000	779,646
Williams Cos., Inc.
5.40%, 03/04/2044	80,000	72,867
		18,790,947
Paper & Forest Products - 0.0% *
Georgia-Pacific LLC
4.95%, 06/30/2032 (C)	585,000	580,598
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	361,682	351,041
United Airlines Pass-Through Trust
3.75%, 03/03/2028	362,502	362,220
		713,261
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC
5.50%, 07/30/2035 (C)	935,000	911,355
Bristol-Myers Squibb Co.
4.63%, 05/15/2044	1,000,000	855,692
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Cencora, Inc.
4.90%, 02/13/2036	$ 556,000	$ 532,199
CVS Health Corp.
5.45%, 09/15/2035	1,119,000	1,107,444
6.00%, 06/01/2044	729,000	703,613
Fixed until 12/10/2029, 7.00% (D), 03/10/2055	1,582,000	1,628,897
Merck & Co., Inc.
5.00%, 05/17/2053	346,000	299,438
Mylan, Inc.
5.40%, 11/29/2043	690,000	586,341
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	640,000	583,976
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	987,000	967,055
		8,176,010
Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	779,000	775,026
Invitation Homes Operating Partnership LP
4.95%, 02/01/2032	635,000	625,449
		1,400,475
Retail REITs - 0.1%
Store Capital LLC
4.95%, 02/11/2031	929,000	909,404
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
3.14%, 11/15/2035	983,000	799,043
4.95%, 01/15/2036	929,000	872,035
Foundry JV Holdco LLC
5.88%, 01/25/2034 (C)	987,000	979,933
5.90%, 01/25/2033 (C)	998,000	1,016,414
Intel Corp.
4.80%, 10/01/2041	852,000	731,555
Kioxia Holdings Corp.
6.25%, 07/24/2030 (C)	1,807,000	1,847,901
Microchip Technology, Inc.
5.05%, 03/15/2029	911,000	913,924
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	418,000	259,800
5.25%, 08/19/2035	974,000	947,110
		8,367,715
Software - 0.5%
Intuit, Inc.
5.50%, 06/15/2036 - 09/15/2053	1,519,000	1,376,447
Oracle Corp.
5.70%, 02/04/2036	967,000	895,218
5.88%, 09/26/2045	750,000	615,397
5.95%, 09/26/2055	288,000	228,827
6.90%, 11/09/2052	794,000	716,222
Roper Technologies, Inc.
4.90%, 10/15/2034	445,000	422,821
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Salesforce, Inc.
4.65%, 03/15/2029	$ 850,000	$ 846,230
5.55%, 03/15/2036	620,000	604,581
ServiceNow, Inc.
5.40%, 05/15/2036	640,000	625,122
Synopsys, Inc.
5.15%, 04/01/2035	533,000	517,207
5.70%, 04/01/2055	380,000	348,479
		7,196,551
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (C)	1,171,000	1,150,432
GXO Logistics, Inc.
2.65%, 07/15/2031	1,130,000	993,970
6.50%, 05/06/2034	642,000	665,153
United Parcel Service, Inc.
5.25%, 05/14/2035 (B)	524,000	525,043
		3,334,598
Total Corporate Debt Securities (Cost $203,468,916)		196,902,636
U.S. GOVERNMENT OBLIGATIONS - 10.0%
U.S. Treasury - 9.2%
U.S. Treasury Bonds
1.25%, 05/15/2050	2,575,000	1,157,744
1.38%, 11/15/2040 - 08/15/2050	4,782,000	2,589,961
1.88%, 02/15/2051 - 11/15/2051	4,447,000	2,324,350
2.00%, 02/15/2050	3,231,000	1,786,390
2.25%, 08/15/2046 - 02/15/2052	4,330,000	2,575,330
2.38%, 05/15/2051	1,958,000	1,161,951
2.50%, 02/15/2045 - 05/15/2046	4,905,000	3,248,738
2.75%, 08/15/2047 - 11/15/2047	2,367,900	1,594,957
2.88%, 05/15/2049	1,856,600	1,255,598
3.00%, 11/15/2045 - 08/15/2052	4,629,300	3,197,176
3.13%, 05/15/2048	363,000	260,056
3.63%, 02/15/2044 - 05/15/2053	1,926,000	1,493,148
4.00%, 11/15/2052	914,000	744,482
4.13%, 08/15/2044 - 08/15/2053	2,174,000	1,842,052
4.25%, 02/15/2054 - 08/15/2054	2,283,600	1,939,075
4.50%, 11/15/2054	1,724,000	1,527,154
4.63%, 05/15/2044 - 11/15/2055	7,353,100	6,712,909
4.75%, 11/15/2043 - 02/15/2056	7,930,900	7,341,067
5.00%, 05/15/2046 - 05/15/2056	911,000	876,831
5.25%, 02/15/2029	1,554,000	1,592,789
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	7,307,000	6,308,707
1.25%, 08/15/2031	1,961,000	1,680,945
1.38%, 11/15/2031	1,880,000	1,608,795
1.50%, 02/15/2030	1,957,000	1,774,754
1.63%, 05/15/2031	3,936,000	3,464,141
2.63%, 02/15/2029	653,500	627,181
2.75%, 02/15/2028 - 08/15/2032	4,535,000	4,320,122
2.88%, 05/15/2028 - 05/15/2032	2,905,900	2,775,812
3.13%, 11/15/2028	307,000	299,205
3.50%, 02/28/2031	535,000	515,021
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
3.63%, 05/31/2028 - 09/30/2031	$ 27,916,800	$ 27,157,911
3.75%, 01/31/2031	1,002,000	974,915
3.88%, 03/31/2028 - 08/15/2033	16,180,000	15,850,817
4.00%, 06/30/2028 - 05/31/2030	7,725,000	7,648,379
4.13%, 02/28/2027 - 02/15/2036	9,247,800	9,066,295
4.25%, 03/31/2033	1,703,000	1,674,129
4.38%, 05/15/2036	1,892,000	1,842,335
4.50%, 05/31/2029	4,353,000	4,372,044
4.63%, 04/30/2029 - 05/31/2031	2,663,000	2,684,285
		139,867,551
U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	2,830,324	2,030,070
2.50%, 01/15/2029	5,968,594	6,006,601
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	3,301,002	3,064,260
		11,100,931
Total U.S. Government Obligations (Cost $162,359,129)		150,968,482
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.9%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/2041	2,849,714	2,731,215
5.00%, 08/01/2035	56,921	56,846
5.50%, 06/01/2041 - 07/01/2053	2,531,750	2,518,788
Federal National Mortgage Association
3.50%, 07/01/2028 - 11/01/2028	24,400	24,129
4.00%, 06/01/2042	20,630	19,623
4.50%, 08/01/2052	1,630,122	1,543,156
5.00%, 04/01/2039 - 02/01/2054	7,972,150	7,756,609
5.50%, 10/01/2036 - 03/01/2053	1,714,653	1,715,297
6.00%, 08/01/2036 - 06/01/2054	2,173,319	2,206,651
6.50%, 05/01/2040	31,415	33,150
1-Year RFUCC Treasury + 1.52%,
5.77% (D), 02/01/2043	5,952	6,079
Government National Mortgage Association REMICS, Interest Only STRIPS
0.65% (D), 02/16/2053	171,462	2,495
Tennessee Valley Authority
5.88%, 04/01/2036	774,000	834,218
Uniform Mortgage-Backed Security, TBA
2.00%, 08/01/2056 (E)	8,521,000	6,635,729
2.50%, 08/01/2056 (E)	29,019,000	23,654,700
3.00%, 08/01/2056 (E)	20,991,000	17,892,361
3.50%, 08/01/2041 - 08/01/2056 (E)	11,158,000	10,052,141
4.00%, 08/01/2056 (E)	12,817,000	11,699,318
4.50%, 08/01/2056 (E)	12,436,000	11,676,508
5.00%, 08/01/2041 - 08/01/2056 (E)	8,947,000	8,686,841
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security, TBA (continued)
5.50%, 08/01/2056 (E)	$ 16,459,000	$ 16,287,913
6.00%, 08/01/2056 (E)	8,860,000	8,957,564
Total U.S. Government Agency Obligations (Cost $137,594,359)		134,991,331
MORTGAGE-BACKED SECURITIES - 2.8%
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (D), 01/25/2070 (C)	762,010	762,763
Bank5
Series 2024-5YR8, Class A3, 5.88%, 08/15/2057	1,900,000	1,939,711
Series 2025-5YR19, Class A3, 5.27%, 12/15/2058	1,970,000	1,980,958
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (D), 03/25/2064 (C)	369,784	371,420
Series 2024-NQM7, Class A1, 5.55% (D), 10/27/2064 (C)	1,859,413	1,862,099
Series 2025-NQM3, Class A1, 5.57% (D), 03/25/2065 (C)	1,061,859	1,064,198
BX Trust
Series 2025-ARIA, Class A, 5.03% (D), 12/13/2042 (C)	1,264,000	1,255,600
CIM Trust
Series 2021-R6, Class A1, 1.43% (D), 07/25/2061 (C)	899,840	824,659
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (D), 09/25/2064 (C)	37,532	37,136
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (D), 04/25/2069 (C)	359,346	360,003
Cross Mortgage Trust
Series 2025-H8, Class A1, 5.00% (D), 11/25/2070 (C)	1,478,134	1,460,495
Series 2026-NQM5, Class A1, 5.09% (D), 03/25/2071 (C)	1,789,265	1,770,783
Series 2026-NQM6, Class A1, 5.27% (D), 05/25/2071 (C)	1,441,661	1,432,113
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (D), 01/25/2060 (C)	994,893	832,120
Series 2021-RPL6, Class A1, 2.00% (D), 10/25/2060 (C)	1,366,707	1,222,288
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.60% (D), 11/13/2042 (C)	2,000,000	1,957,324
GCAT Trust
Series 2025-NQM6, Class A1, 4.94% (D), 10/25/2070 (C)	1,199,761	1,187,017
Series 2026-NQM1, Class A1, 4.79% (D), 12/25/2070 (C)	1,405,009	1,385,253
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (D), 01/13/2040 (C)	1,700,000	1,717,321
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (C)	$ 1,300,000	$ 1,259,851
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (D), 04/25/2058 (C)	18,504	18,298
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (D), 12/25/2052 (C)	50,264	47,536
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (D), 01/25/2054 (C)	23,458	22,525
Series 2014-2A, Class A3, 3.75% (D), 05/25/2054 (C)	62,230	58,569
Series 2014-3A, Class AFX3, 3.75% (D), 11/25/2054 (C)	47,385	44,999
Series 2015-2A, Class A1, 3.75% (D), 08/25/2055 (C)	98,251	94,155
Series 2016-2A, Class A1, 3.75% (D), 11/26/2035 (C)	65,742	62,896
Series 2016-3A, Class A1B, 3.25% (D), 09/25/2056 (C)	74,546	69,554
Series 2016-4A, Class A1, 3.75% (D), 11/25/2056 (C)	91,884	85,841
Series 2017-1A, Class A1, 4.00% (D), 02/25/2057 (C)	194,824	186,677
Series 2017-2A, Class A3, 4.00% (D), 03/25/2057 (C)	458,077	437,644
Series 2017-3A, Class A1, 4.00% (D), 04/25/2057 (C)	286,512	272,777
Series 2017-4A, Class A1, 4.00% (D), 05/25/2057 (C)	215,488	204,019
Series 2018-1A, Class A1A, 4.00% (D), 12/25/2057 (C)	105,613	101,521
Series 2018-RPL1, Class A1, 3.50% (D), 12/25/2057 (C)	143,706	138,876
Series 2019-4A, Class A1B, 3.50% (D), 12/25/2058 (C)	535,189	491,156
Series 2019-5A, Class A1B, 3.50% (D), 08/25/2059 (C)	456,024	422,284
OBX Trust
Series 2024-NQM4, Class A1, 6.07% (D), 01/25/2064 (C)	479,352	480,791
Series 2024-NQM5, Class A1, 5.99% (D), 01/25/2064 (C)	508,711	509,464
Series 2024-NQM6, Class A1, 6.45% (D), 02/25/2064 (C)	478,685	480,907
Series 2024-NQM7, Class A1, 6.24% (D), 03/25/2064 (C)	711,409	713,894
Series 2025-NQM13, Class A1, 5.44% (D), 05/25/2065 (C)	1,060,533	1,058,425
Series 2025-NQM18, Class A1, 5.06% (D), 09/25/2065 (C)	1,256,995	1,247,793
Series 2025-NQM2, Class A1, 5.60% (D), 11/25/2064 (C)	765,567	766,875
Series 2026-NQM7, Class A1, 5.22% (D), 04/25/2066 (C)	1,366,802	1,358,549
Provident Funding Mortgage Trust
Series 2025-5, Class A2, 5.50% (D), 11/25/2055 (C)	1,335,798	1,311,311
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (D), 06/25/2057 (C)	$ 114,145	$ 112,424
Series 2017-6, Class A1, 2.75% (D), 10/25/2057 (C)	43,600	43,197
Series 2018-3, Class A1, 3.75% (D), 05/25/2058 (C)	280,354	274,670
Series 2018-4, Class A1, 3.00% (D), 06/25/2058 (C)	849,286	798,028
Series 2019-1, Class A1, 3.75% (D), 03/25/2058 (C)	1,007,229	972,128
Series 2019-4, Class A1, 2.90% (D), 10/25/2059 (C)	748,968	715,493
Series 2020-4, Class A1, 1.75%, 10/25/2060 (C)	1,368,112	1,238,191
Series 2021-1, Class A1, 2.25% (D), 11/25/2061 (C)	1,036,816	970,347
Series 2022-4, Class A1, 3.75%, 09/25/2062 (C)	839,193	788,684
Series 2023-1, Class A1, 3.75%, 01/25/2063 (C)	1,459,545	1,378,731
Total Mortgage-Backed Securities (Cost $43,786,857)		42,662,341
ASSET-BACKED SECURITIES - 2.2%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (C)	33,741	33,901
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (C)	83,209	78,143
AIMCO CLO
Series 2018-BA, Class AR3, 3-Month Term SOFR + 1.20%, 4.99% (D), 04/16/2037 (C)	2,750,000	2,753,572
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A, 5.36%, 06/20/2030 (C)	930,000	939,831
Barings Equipment Finance LLC
Series 2025-B, Class A3, 4.13%, 10/13/2032 (C)	2,080,000	2,049,571
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (C)	304,719	307,159
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	1,005,000	1,006,973
Series 2026-1, Class A, 4.61%, 05/15/2031	995,000	993,542
GreatAmerica Leasing Receivables Funding LLC
Series 2025-2, Class A3, 4.14%, 12/17/2029 (C)	2,909,000	2,882,794
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (C)	890,000	894,501
Series 2026-2A, Class A, 5.40%, 11/25/2032 (C)	2,785,000	2,773,003
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (C)	$ 226,417	$ 229,540
Series 2024-1B, Class A, 5.75%, 09/15/2039 (C)	139,056	140,895
Series 2024-2A, Class A, 5.50%, 03/25/2038 (C)	153,080	154,522
Series 2024-3A, Class A, 4.98%, 08/27/2040 (C)	1,421,272	1,423,026
Series 2025-2A, Class A, 4.54%, 05/25/2044 (C)	854,444	847,707
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (C)	585,998	590,507
Series 2025-B, Class A, 4.51%, 05/15/2045 (C)	1,259,112	1,243,812
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A3, 3-Month Term SOFR + 1.00%, 4.73% (D), 10/20/2034 (C)	1,600,000	1,600,354
Iskandar Enterprise LLC
Series 2026-1A, Class A21, 5.05%, 04/17/2056 (C)	2,290,000	2,240,821
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (C)	44,827	44,720
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (C)	462,725	418,069
MVW LLC
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (C)	124,745	121,862
Series 2023-1A, Class A, 4.93%, 10/20/2040 (C)	275,658	275,862
Series 2025-2A, Class A, 4.48%, 10/20/2044 (C)	1,483,958	1,463,445
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (C)	1,435,000	1,413,842
SCF Equipment Leasing LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (C)	1,150,000	1,157,246
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class A, 5.20%, 01/20/2040 (C)	306,996	308,162
Series 2023-2A, Class A, 5.80%, 04/20/2040 (C)	310,386	314,814
Series 2023-3A, Class A, 6.10%, 09/20/2040 (C)	359,712	366,703
Series 2024-1A, Class A, 5.15%, 01/20/2043 (C)	332,445	333,556
Series 2025-1A, Class A, 4.81%, 01/21/2042 (C)	626,861	623,608
Series 2025-2A, Class A, 4.72%, 04/20/2044 (C)	270,147	268,217
Series 2025-3A, Class B, 4.64%, 08/22/2044 (C)	1,277,717	1,261,263
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (C)	$ 1,635,000	$ 1,593,842
Total Asset-Backed Securities (Cost $33,394,408)		33,149,385
FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Colombia - 0.1%
Colombia Government International Bonds
7.75%, 11/07/2036 (B)	808,000	862,742
Dominican Republic - 0.1%
Dominican Republic International Bonds
6.60%, 06/01/2036 (C)	1,125,000	1,143,000
Israel - 0.0% *
Israel Government International Bonds
5.00%, 01/13/2036	803,000	769,863
Peru - 0.0% *
Corporacion Financiera de Desarrollo SA
5.50%, 05/06/2030 (C)	533,000	537,040
Total Foreign Government Obligations (Cost $3,274,720)		3,312,645
COMMERCIAL PAPER - 6.8%
Banks - 2.0%
Lloyds Bank PLC
3.85% (F), 08/27/2026	1,000,000	997,209
3.98% (F), 10/08/2026	4,000,000	3,970,936
Nordea Bank Abp
3.87% (F), 08/27/2026 (C)	1,250,000	1,246,521
Sheffield Receivables Co. LLC
3.91% (F), 09/10/2026 (C)	8,100,000	8,064,970
Sumitomo Mitsui Trust
3.99% (F), 11/02/2026 (C)	5,600,000	5,543,068
Toronto-Dominion Bank
3.91% (F), 08/07/2026 (C)	5,500,000	5,496,035
Westpac Securities NZ Ltd.
3.87% (F), 08/13/2026 (C)	5,750,000	5,742,357
		31,061,096
Capital Markets - 0.4%
Lexington Parker Capital Co. LLC
3.93% (F), 08/13/2026 (C)	5,750,000	5,742,186
Financial Services - 4.0%
ABN AMRO Funding USA LLC
3.87% (F), 08/10/2026 (C)	5,500,000	5,494,327
Atlantic Asset Securitization LLC
3.89% (F), 08/24/2026 (C)	4,000,000	3,989,983
Bedford Row Funding Corp.
3.89% (F), 09/04/2026 (C)	4,525,000	4,508,371
Britannia Funding Co. LLC
3.99% (F), 09/11/2026 (C)	4,000,000	3,982,229
Columbia Funding Co. LLC
3.99% (F), 09/14/2026 (C)	2,025,000	2,015,407
Concord Minutemen Capital Co. LLC
4.09% (F), 09/25/2026 (C)	5,750,000	5,715,588
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Glencove Funding LLC
3.90% (F), 09/02/2026 (C)	$ 3,000,000	$ 2,989,600
3.90% (F), 09/04/2026 (C)	300,000	298,896
GTA Funding LLC
3.94% (F), 08/06/2026 (C)	1,550,000	1,549,039
Lion Bay Funding LLC
3.98% (F), 09/29/2026 (C)	5,500,000	5,465,258
LMA-Americas LLC
4.00% (F), 11/10/2026 (C)	800,000	791,124
Mackinac Funding Co. LLC
3.94% (F), 09/08/2026 (C)	1,800,000	1,792,586
Ranger Funding Co. LLC
4.00% (F), 09/10/2026 (C)	4,525,000	4,505,482
4.09% (F), 09/11/2026 (C)	1,875,000	1,866,714
Versailles Commercial Paper LLC
3.92% (F), 09/16/2026	3,500,000	3,482,657
Verto Capital I Compartment C
4.12% (F), 10/22/2026 (C)	6,000,000	5,945,105
Victory Receivables Corp.
3.88% (F), 08/10/2026 (C)	4,500,000	4,495,364
3.89% (F), 09/10/2026 (C)	1,500,000	1,493,508
		60,381,238
Food Products - 0.4%
Compass Group PLC
3.87% (F), 08/27/2026 (C)	6,000,000	5,983,106
Total Commercial Paper (Cost $103,170,650)		103,167,626
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bills
3.75% (F), 08/27/2026	$ 3,025,000	$ 3,017,730
3.80% (F), 10/08/2026	1,783,000	1,770,984
3.82% (F), 10/08/2026	12,895,000	12,808,100
Total Short-Term U.S. Government Obligations (Cost $17,591,766)		17,596,814

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (F)	7,467,836	7,467,836
Total Other Investment Company (Cost $7,467,836)		7,467,836
Total Investments (Cost $1,133,380,809)		1,616,552,410
Net Other Assets (Liabilities) - (6.6)%		(100,526,291)
Net Assets - 100.0%		$ 1,516,026,119
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	143	09/30/2026	$29,484,470	$29,402,141	$—	$(82,329)
S&P 500® E-Mini Index	28	09/18/2026	10,610,335	10,526,950	—	(83,385)
Total Futures Contracts					$—	$(165,714)
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$926,333,314	$—	$—	$926,333,314
Corporate Debt Securities	—	196,902,636	—	196,902,636
U.S. Government Obligations	—	150,968,482	—	150,968,482
U.S. Government Agency Obligations	—	134,991,331	—	134,991,331
Mortgage-Backed Securities	—	42,662,341	—	42,662,341
Asset-Backed Securities	—	33,149,385	—	33,149,385
Foreign Government Obligations	—	3,312,645	—	3,312,645
Commercial Paper	—	103,167,626	—	103,167,626
Short-Term U.S. Government Obligations	—	17,596,814	—	17,596,814
Other Investment Company	7,467,836	—	—	7,467,836
Total Investments	$933,801,150	$682,751,260	$—	$1,616,552,410
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(165,714)	$—	$—	$(165,714)
Total Other Financial Instruments	$(165,714)	$—	$—	$(165,714)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $8,587,018, collateralized by cash collateral of $7,467,836 and non-cash collateral, such as U.S. government securities of $1,296,820. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the total value of 144A securities is $222,646,204, representing 14.7% of the
Fund's net assets.

(D)
Floating or variable rate security. The rate disclosed is as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)	Rate disclosed reflects the yield at July 31, 2026.
(G)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Funds

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Multi-Managed Balanced (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds